ACCOUNTS PAYABLE (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable
Accrued payables	$ 105,928	$ 115,388
Accounts payable - trade	185,612	174,657
Total accounts payable	$ 291,540	$ 290,045